CONVERTIBLE DEBT	12 Months Ended
Dec. 31, 2017
CONVERTIBLE DEBT [Abstract]
CONVERTIBLE DEBT
NOTE 10:	CONVERTIBLE DEBT

In September 2014, the Company completed a public offering in Israel of its Series L Convertible Bonds (the "Bonds"), with an aggregate par value of approximately ILS 143,500, out of which, as of December 31, 2017, approximately ILS 86,092 was outstanding, (approximately $24,832 as of December 31, 2017). The Bonds were issued at a purchase price equal to 96.5% of their par value and bear annual interest at a rate of 5%, payable semi-annually, subject to a possible increase up to 6% in the event and to the extent the Company’s debt rating is downgraded. The Bonds’ principal, denominated in ILS, is repayable in five equal annual instalments commenced on March 31, 2016.

The Bonds are convertible, at the election of each holder, into the Company’s ordinary shares at a conversion price of ILS 33.605 per share ($9.69 on December 31, 2017) from the date of issuance and until March 15, 2020. The ordinary shares issued upon conversion of the Bonds will be listed on the NASDAQ Stock Market (“Nasdaq”) and the Tel-Aviv Stock Exchange (“TASE”), to extent that the Company's ordinary shares are listed thereon at the time of conversion. The conversion price is subject to adjustment in the event that the Company effects a share split or reverse share split, rights offering or a distribution of bonus shares or a cash dividend.

The Company may redeem the Bonds upon delisting of the Bonds from the TASE, subject to certain conditions. In addition, the Company may redeem the Bonds or any part thereof at its discretion after December 1, 2014, subject to certain conditions.

The Company elected to apply the fair value option in accordance with ASC 825, “Financial Instruments”, to the Bonds and therefore all unrealized gains and losses are recognized in earnings. As of December 31, 2017, the fair value of the Bonds, based on their quoted price at the TASE and including accrued interest of $313, was $25,353.

The changes of the long-term convertible debt in 2016 and 2017 were as follows:

Balance as of January 1, 2016	$35,926

Change in accrued interest	1,586
Change in fair value	1,350
Payment of interest	(1,716)
Payment of principal	(7,620)

Balance as of December 31, 2016*	$29,526

Change in accrued interest	1,344
Change in fair value	3,785
Payment of interest	(1,401)
Payment of principal	(7,901)

Balance as of December 31, 2017*	$25,353

* include accrued interest of $376 and $313 as of December 31, 2016 and 2017, respectively

In order to mitigate the potential adverse impact of the fluctuations in the ILS-USD exchange rate, the Company entered into a cross currency interest rate swap agreement (the “SWAP”) in order to hedge the future interest and principal payments of the Bonds, which are denominated in ILS.

As of December 31, 2017, the Company satisfies all of the financial covenants associated with both the Bonds and the SWAP.

As of December 31, 2017, the aggregate principal annual payments of the Bonds were as follows:

Repayment amount

2018	$8,277
2019	8,278
2020	8,277

$24,832